COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

15.     COMMITMENTS AND CONTINGENCIES

Operating lease as lessee

The Group leases certain office premises under non-cancelable leases. Rental expenses under operating leases for the years ended December 31, 2014, 2015 and 2016 were RMB6,488, RMB9,881, RMB22,835, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Years ending	RMB
2017	22,104
2018	18,639
2019	1,054
2020	—
2021 and thereafter	—

Contingencies

In August, 2016, the Company and certain of the Company’s officers were named as defendants in two putative shareholder class action lawsuits filed in the United States District Court for the Central District of California. The action—purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in the Company’s ADSs between May 11, 2016 and August 24, 2016—alleges that the Company’s public press releases dated May 11, 2016 and August 9, 2016 contained misstatements or omissions relating to the Company’s experiencing an increasing amount of fraud related to customer application for loans and the potential negative impact that the Chinese government’s implementation of new anti-fraud regulations could have on the Company’s business. On November 29, 2016, the Court entered an order consolidating the cases and appointing lead plaintiffs and lead counsel for the consolidated case. On January 27, 2017, the lead plaintiffs filed their first amended complaint. On March 28, 2017, the Company filed a motion to dismiss the first amended complaint. As of this stage, it is not possible to predict, with a reasonable of certainty, the ultimate outcome. However, the Company believes the case is without merit, and the likelihood of a material outcome is remote. As of December 31, 2016, no losses with respect to this contingency were accrued.